JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.6%
Aerospace & Defense — 1.0%
TransDigm Group, Inc. *	733	617,793
Automobiles — 2.9%
Tesla, Inc. *	7,269	1,818,886
Beverages — 1.2%
Monster Beverage Corp. *	14,458	765,543
Biotechnology — 4.9%
AbbVie, Inc.	2,850	424,829
Alnylam Pharmaceuticals, Inc. *	725	128,456
Exact Sciences Corp. *	8,655	590,459
Moderna, Inc. *	896	92,483
Regeneron Pharmaceuticals, Inc. *	1,813	1,492,021
Sarepta Therapeutics, Inc. *	1,459	176,852
Seagen, Inc. *	688	145,984
		3,051,084
Broadline Retail — 8.5%
Amazon.com, Inc. *	34,492	4,384,662
MercadoLibre, Inc. (Brazil) *	733	929,434
		5,314,096
Building Products — 0.9%
Trane Technologies plc	2,660	539,767
Capital Markets — 1.6%
Blackstone, Inc. (a)	4,390	470,400
Charles Schwab Corp. (The)	1,566	85,961
Morgan Stanley	4,353	355,484
MSCI, Inc.	216	110,793
		1,022,638
Chemicals — 0.3%
Sherwin-Williams Co. (The)	770	196,455
Electrical Equipment — 1.8%
Eaton Corp. plc	3,745	798,628
Rockwell Automation, Inc. (a)	1,112	317,884
		1,116,512
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	7,201	604,808
Entertainment — 2.7%
Netflix, Inc. *	4,002	1,510,939
Spotify Technology SA *	1,306	202,000
		1,712,939
Financial Services — 3.1%
Block, Inc. *	541	23,936
Mastercard, Inc., Class A	4,607	1,823,958
PayPal Holdings, Inc. *	1,342	78,441
		1,926,335

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.8%
Uber Technologies, Inc. *	24,458	1,124,842
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	1,972	602,207
Intuitive Surgical, Inc. *	1,797	525,122
		1,127,329
Health Care Providers & Services — 2.4%
HCA Healthcare, Inc.	2,437	599,530
McKesson Corp.	2,075	902,380
		1,501,910
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A * (a)	1,913	262,523
Chipotle Mexican Grill, Inc. *	311	568,769
Marriott International, Inc., Class A	4,122	810,136
Starbucks Corp.	4,440	405,262
		2,046,690
Interactive Media & Services — 11.0%
Alphabet, Inc., Class C *	28,107	3,705,886
Meta Platforms, Inc., Class A *	10,441	3,134,622
		6,840,508
IT Services — 2.1%
Cognizant Technology Solutions Corp., Class A	4,572	309,700
MongoDB, Inc. *	705	243,790
Shopify, Inc., Class A (Canada) *	14,049	766,687
		1,320,177
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	213	108,007
Machinery — 0.7%
Deere & Co.	1,214	458,166
Media — 0.8%
Trade Desk, Inc. (The), Class A * (a)	6,371	497,898
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	6,345	236,596
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc.	1,948	323,239
ConocoPhillips	3,566	427,283
		750,522
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	716	103,426
Pharmaceuticals — 3.2%
Eli Lilly & Co.	3,727	2,001,751
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc. *	4,677	480,885

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	644	379,339
Broadcom, Inc. (a)	1,576	1,308,828
First Solar, Inc. *	4,098	662,115
Lam Research Corp.	754	472,583
NVIDIA Corp.	7,120	3,097,120
		6,400,870
Software — 18.8%
Adobe, Inc. *	1,927	982,531
HubSpot, Inc. *	800	394,054
Intuit, Inc.	1,364	696,613
Microsoft Corp.	20,159	6,365,254
Oracle Corp.	10,529	1,115,185
Salesforce, Inc. *	5,308	1,076,374
Synopsys, Inc. *	1,637	751,343
Workday, Inc., Class A *	1,435	308,371
		11,689,725
Specialty Retail — 2.7%
AutoZone, Inc. *	276	700,859
Lowe's Cos., Inc.	4,858	1,009,765
		1,710,624
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	17,595	3,012,374
Total Common Stocks (Cost $44,718,090)		59,618,271
Short-Term Investments — 5.4%
Investment Companies — 5.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $3,280,213)	3,279,525	3,280,509
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	79,025	79,041
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	9,782	9,782
Total Investment of Cash Collateral from Securities Loaned (Cost $88,823)		88,823
Total Short-Term Investments (Cost $3,369,036)		3,369,332
Total Investments — 101.0% (Cost $48,087,126)		62,987,603
Liabilities in Excess of Other Assets — (1.0)%		(644,693)
NET ASSETS — 100.0%		62,342,910

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $86,306.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$62,987,603	$—	$—	$62,987,603

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$1,980,536	$5,394,517	$4,094,830	$32	$254	$3,280,509	3,279,525	$38,636	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	2,768,000	2,689,000	41	—	79,041	79,025	2,563	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	468,310	458,528	—	—	9,782	9,782	359	—
Total	$1,980,536	$8,630,827	$7,242,358	$73	$254	$3,369,332		$41,558	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.